Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Related parties with whom the Company had transactions are:

Related Parties	Relationship	Related Party Transactions	Business Purpose of transactions

Management and significant stockholders

Matthew Carona	President, CEO, significant shareholder, and Director	(i) Advances/Repayments	(i) Working capital

Collin Howard	CFO and Director	(i) Note payable/Repayments	(i) Working capital

Chris Mann	Significant Shareholder	(i) Notes payable/Repayments	(i) Working capital

Lou Mann (*)	Father of Mr. Chris Mann	None	N/A

Entities

Broadcasting Institute of Maryland ("BIM")	An entity controlled by Lou Mann	(i) Advances to BIM	(i) planned collaboration

(*) Mr. Lou Mann resigned as President and Director of the Company on August 26, 2015.

Related parties with whom the Company had transactions are:

Related Parties	Relationship	Related Party Transactions	Business Purpose of transactions

Management and significant stockholder

Matthew Carona	President, CEO and significant shareholder	(i) Advances	(i) Working capital

Collin Howard	CFO	(i) Note payable	(i) Working capital

Chris Mann	Director	(i) Notes payable	(i) Working capital

Lou Mann	Director	None	N/A